Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Schedule of related party transactions
	2015	2016
Assets
Oceanbulk Maritime S.A. and its affiliates (d)	$1,209	$922
Total Assets	$1,209	$922

Liabilities
Interchart Shipping Inc. (a)	$8	$-
Combine Marine Ltd (c)	9	-
Oceanbulk Maritime S.A. and its affiliates (d)	33	26
Management and Directors Fees (b)	315	323
Managed Vessels of Oceanbulk Shipping LLC (e )	7	7
Oceanbulk Sellers (Note 16.2)	50	-
Total Liabilities	$422	$356

Statements of Operations
	2014	2015	2016
Executive directors consultancy fees (b)	$(1,516)	$(633)	$(496)
Non-executive directors compensation (b)	(191)	(160)	(148)
Office rent - Combine Marine Ltd. (c )	(42)	(35)	(34)
Voyage expenses-Interchart (a)	(1,997)	(3,350)	(3,300)
Management fee expense - Oceanbulk Maritime S.A. (d)	(158)	-	-
Management fee expense - Maryville Maritime Inc. (j)	(35)	(451)	-
Interest on Excel Vessel Bridge Facility (h)	(1,659)	(220)	-
Management fee income - Oceanbulk Maritime S.A. (d)	188	-	-
Management fee income - Managed Vessels of Oceanbulk Shipping LLC (e )	1,390	-	-
Management fee income Product Shipping & Trading S.A. (f)	62	-	-